Other Noncurrent Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other Noncurrent Assets [Line Items]
Description of lease prepayment life	The forest rights certificate from the local village extends the life of the lease to January 31, 2060.
Amortization of prepayment	$ 3,009,922	$ 3,195,748
Land Use Rights [Member]
Other Noncurrent Assets [Line Items]
Amortization of prepayment	$ 18,477	$ 19,328